Item 1  Schedule of Investments


 T. Rowe Price California Tax-Free Bond Fund
 Unaudited                                                    May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 CALIFORNIA 92.3%
 Antioch PFA, 5.85%, 9/2/15                            2,350         2,515

 Brea Redev. Agency, 6.00%, 3/1/22                     1,215         1,277

 Burbank Glendale Pasadena Airport Auth., 5.00%, 7/1/25
 (AMBAC Insured) #                                     1,000         1,043

 California, GO
 5.00%, 3/1/17                                         500           545

 5.25%, 4/1/29                                         1,000         1,073

 5.375%, 6/1/26 (FGIC Insured)                         1,090         1,122

 5.375%, 6/1/26 (Prerefunded 6/1/06+) (FGIC Insured)   410           424

 5.50%, 11/1/33                                        4,250         4,723

 5.65%, 6/1/30                                         500           547

 5.75%, 10/1/10                                        1,500         1,682

 Economic Recovery, 5.00%, 7/1/16                      2,000         2,159

 Kindergarten Univ. Public A8, VRDN (Currently 2.91%)  1,000         1,000

 Veterans Housing, 5.05%, 12/1/36 #                    2,000         2,063

 California
 Economic Recovery, VRDN (Currently 2.97%)             1,995         1,995

 California Dept. of Veteran Affairs, 5.50%, 12/1/19 # 2,625         2,801

 California Dept. of Water Resources
 7.00%, 12/1/11                                        1,265         1,539

 7.00%, 12/1/11 (Escrowed to Maturity)                 465           568

 7.00%, 12/1/12                                        730           901

 7.00%, 12/1/12 (Escrowed to Maturity)                 270           336

 Power Supply
 5.25%, 5/1/09 (MBIA Insured)                          3,000         3,242

 5.50%, 5/1/14 (AMBAC Insured)                         3,750         4,262

 5.75%, 5/1/17                                         1,300         1,463

 California EFA
 Loyola Marymount, Zero Coupon, 10/1/13
 (Prerefunded 10/1/09+) (MBIA Insured)                 4,000         2,817

 Santa Clara Univ., 5.00%, 9/1/23 (MBIA Insured)       1,000         1,123

 Scripps College, 5.25%, 8/1/21                        2,000         2,134

 Univ. of Southern California, 5.50%, 10/1/27          3,545         3,849

 California HFA
 Cedars-Sinai Medical Center, 6.125%, 12/1/19          2,000         2,200

 Sutter Health, 6.25%, 8/15/31                         2,000         2,244

 California Housing Fin. Agency, 6.70%, 8/1/15         951           960

 California Infrastructure & Economic Dev. Bank
 Gladstone Institutes, 5.25%, 10/1/34                  2,500         2,599

 Kaiser Permanente, 5.55%, 8/1/31                      2,500         2,681

 Scripps Research Institute, 5.75%, 7/1/30             1,000         1,071

 California Muni Fin. Auth. IDRB, Waste Management
 4.10%, 9/1/14 (Tender 9/1/09) #                       2,000         2,010

 California Pollution Control Fin. Auth., PCR
 Waste  management
 5.00%, 6/1/18 (Tender 6/1/08)                         2,100         2,170

 5.10%, 6/1/18 (Tender 6/1/08) #                       1,000         1,037

 5.40%, 4/1/25 #                                       1,000         1,045

 Pacific Gas & Electric, 3.50%, 12/1/23
 (Tender 6/1/07) (FGIC Insured) #                      2,000         2,001

 California Public Works Board
 5.25%, 3/1/21 (AMBAC Insured)                         2,455         2,648

 Butterfield, 5.00%, 6/1/17                            1,000         1,082

 Dept. of Corrections
 5.25%, 6/1/28                                         1,000         1,066

 5.50%, 6/1/23                                         2,000         2,205

 Mental Health, 5.50%, 6/1/23                          500           554

 Univ. of California Regents, 5.50%, 6/1/14            2,000         2,258

 California State Univ. Trustees, 5.50%, 11/1/16
 (AMBAC Insured)                                       1,500         1,693

 California Statewide CDA
 Chevron, VRDN (Currently 3.01%) #                     1,900         1,900

 Daughters of Charity Health System
 5.25%, 7/1/30                                         1,600         1,673

 5.25%, 7/1/35                                         2,000         2,089

 Kaiser Permanente
 3.70%, 11/1/29 (Tender 6/1/05)                        1,000         1,000

 5.50%, 11/1/32                                        2,750         2,922

 Memorial Health Services, 6.00%, 10/1/23              2,000         2,248

 Sutter Health, 5.50%, 8/15/28                         1,430         1,530

 California Tobacco Securitization Agency
 Tobacco Gold Country Funding, 5.75%, 6/1/27           455           458

 Capistrano Unified School Dist. No. 90-2
 5.00%, 9/1/24 (FGIC Insured)                          4,000         4,316

 5.875%, 9/1/23                                        1,000         1,077

 6.00%, 9/1/32                                         1,250         1,353

 Castaic Lake Water Agency
 7.00%, 8/1/12 (MBIA Insured)                          1,000         1,223

 7.00%, 8/1/13 (MBIA Insured)                          1,700         2,110

 Castaic Union School Dist., GO, Zero Coupon, 5/1/18
 (FGIC Insured)                                        4,175         2,331

 Chula Vista, Multi-Family Housing, 7.50%, 1/1/32 #    4,045         4,109

 Chula Vista PCR, San Diego Gas & Electric
 5.50%, 12/1/21                                        3,000         3,242

 East Bay Municipal Utility Dist., TECP, 2.82%, 8/8/05 1,000         1,000

 East Palo Alto Redev. Agency, Univ. Circle
 Gateway/101 Corridor, 6.625%, 10/1/29                 1,500         1,615

 Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28      1,000         1,025

 Foothill / Eastern Transportation Corridor Agency
 Zero Coupon, 1/1/17 (Escrowed to Maturity)            2,000         1,244

 6.95%, 1/1/07, STEP (Escrowed to Maturity)            1,000         1,064

 Golden State Tobacco Securitization Corp., Tobacco
 Settlement, 5.625%, 6/1/38                            5,500         5,993

 Grand Terrace Community Redev. Agency, Mount Vernon
 Villas, Multi-Family, VRDN (Currently 2.95%)          1,000         1,000

 Huntington Park PFA, 5.25%, 9/1/18 (FSA Insured)      1,275         1,437

 Inland Empire Solid Waste Fin. Auth., 6.25%, 8/1/11
 (Escrowed to Maturity) (FSA Insured) #                1,000         1,103

 Intermodal Container Transfer Fac., Long Beach Harbor
 5.75%, 11/1/14 (AMBAC Insured)                        1,500         1,739

 Jefferson Union High School Dist., GO
 6.45%, 8/1/25 (MBIA Insured)                          1,250         1,644

 6.45%, 8/1/29 (MBIA Insured)                          1,000         1,343

 Kern County Union High School Dist., 7.00%, 8/1/10
 (Escrowed to Maturity) (MBIA Insured)                 1,000         1,189

 Lincoln, Community Fac. Dist. No. 2003-1
 6.00%, 9/1/34                                         500           522

 Long Beach Harbor
 5.25%, 5/15/23 #                                      3,000         3,157

 5.50%, 5/15/16 (MBIA Insured) #                       2,500         2,798

 6.00%, 5/15/17 (FGIC Insured) #                       1,000         1,173

 Los Angeles County, Marina Del Rey, COP
 6.50%, 7/1/08                                         825           827

 Los Angeles County Metropolitan Transportation Auth.
 6.00%, 7/1/26 (Prerefunded 7/1/06+) (MBIA Insured)    2,000         2,087

 Los Angeles County Public Works Fin. Auth., Rowland
 Heights, 5.50%, 10/1/18 (FSA Insured)                 1,500         1,726

 Los Angeles Harbor
 5.50%, 8/1/19 (AMBAC Insured) #                       2,000         2,183

 7.60%, 10/1/18 (Escrowed to Maturity)                 3,745         4,758

 Los Angeles Unified School Dist., GO
 VRDN (Currently 2.98%) (FSA Insured)                  1,000         1,000

 5.375%, 7/1/25 (FGIC Insured)                         1,500         1,613

 Los Angeles Wastewater Systems
 5.00%, 6/1/25 (FGIC Insured)                          2,500         2,661

 Metropolitan Water Dist. of Southern California
 VRDN (Currently 2.93%)                                600           600

 Midpeninsula Regional Open Space Auth., 5.90%, 9/1/14
 (AMBAC Insured)                                       1,250         1,313

 Modesto Irrigation Dist., 6.00%, 10/1/15
 (MBIA Insured)                                        1,500         1,590

 Mojave Water Agency Improvement Dist., GO
 5.75%, 9/1/15 (FGIC Insured)                          2,000         2,110

 Newport Beach, Hoag Memorial Hosp. Presbyterian
 VRDN (Currently 2.89%)                                600           600

 Orange County, COP
 5.875%, 7/1/19 (MBIA Insured)                         6,000         6,304

 6.00%, 7/1/26 (MBIA Insured)                          3,070         3,221

 Orange County Community Fac. Dist., Ladera Ranch No.
 01-1, 6.00%, 8/15/32                                  1,000         1,073

 Orchard School Dist., 6.50%, 8/1/19
 (Prerefunded 8/1/05+) (FGIC Insured)                  1,000         1,026

 Pasadena, 6.25%, 1/1/18                               2,740         3,213

 Placentia PFA, 5.75%, 9/1/15 (AMBAC Insured)          3,160         3,707

 Placentia-Yorba Linda Unified School Dist., GO
 5.375%, 8/1/18 (FGIC Insured)                         1,000         1,115

 Pomona Unified School Dist., GO
 6.15%, 8/1/15 (MBIA Insured)                          1,000         1,178

 Port of Oakland, 5.75%, 11/1/29 (FGIC Insured) #      5,000         5,403

 Poway Community Fac. Dist. No. 88-1, 6.75%, 8/15/15   800           885

 Riverside Community College Dist., GO, 5.50%, 8/1/29
 (Prerefunded 8/1/14+) (MBIA Insured)                  3,250         3,630

 Riverside County PFA, 5.625%, 10/1/33                 1,400         1,429

 Sacramento City Fin. Auth.
 5.00%, 12/1/26 (AMBAC Insured)                        2,000         2,095

 5.40%, 11/1/20                                        6,000         6,757

 5.625%, 6/1/30                                        1,350         1,480

 Sacramento Hotel & Convention Center, 6.25%, 1/1/30   1,500         1,588

 Sacramento County Sanitation Dist.
 5.00%, 8/1/21 (MBIA Insured)                          1,580         1,718

 Sacramento Municipal Utility Dist.
 5.25%, 8/15/16 (FSA Insured)                          1,500         1,650

 5.25%, 8/15/18 (FSA Insured)                          4,155         4,600

 Saddleback Valley Unified School Dist. PFA
 6.00%, 9/1/15 (FSA Insured)                           1,375         1,639

 Salinas, Brentwood Garden, VRDN (Currently 2.91%)
 (FHA Guaranteed)                                      1,600         1,600

 San Francisco Bay Area Rapid Transit, GO, Property
 Tax Revenue, 5.00%, 8/1/26                            1,720         1,850

 San Francisco Bay Area Rapid Transit
 Sales Tax Revenue
 5.25%, 7/1/16 (AMBAC Insured)                         1,070         1,176

 5.25%, 7/1/18                                         1,380         1,474

 San Jose, El Parador Apartments, 6.10%, 1/1/31 #      1,750         1,854

 Santa Clara County Fin. Auth., 7.75%, 11/15/11
 (AMBAC Insured)                                       1,000         1,254

 Santa Clara Redev. Agency, 7.00%, 7/1/10
 (AMBAC Insured)                                       3,000         3,359

 Santa Clara Valley Transit Auth., Sales Tax B
 5.50%, 4/1/36 (Tender 10/2/06) (AMBAC Insured)        1,000         1,034

 Solano County, COP, 5.25%, 11/1/24 (MBIA Insured)     2,500         2,726

 South Orange County PFA, 7.00%, 9/1/07
 (MBIA Insured) ++                                     2,000         2,176

 Southern California Public Power Auth.
 6.75%, 7/1/10                                         2,100         2,415

 6.75%, 7/1/12                                         1,700         2,016

 Sunnyvale, 5.50%, 10/1/17 (AMBAC Insured) #           1,890         2,078

 Sunnyvale School Dist., GO, 5.00%, 9/1/27
 (FSA Insured)                                         1,000         1,072

 Torrance, Torrance Memorial Medical Center
 6.00%, 6/1/22                                         500           559

 Tulare County Public Fac. Corp., 6.00%, 2/15/16
 (Prerefunded 2/15/06+) (MBIA Insured)                 1,000         1,042

 Univ. of California Regents, VRDN (Currently 2.98%)
 (MBIA Insured)                                        200           200

 Vernon Electric System
 Malburg Generating Station
 5.30%, 4/1/26 (Prerefunded 4/1/08+)                   1,000         1,067

 5.50%, 4/1/33 (Prerefunded 4/1/08+)                   1,500         1,608

 West Hollywood Community Dev., East Side Redev.
 5.75%, 9/1/33                                         1,000         1,052

 Whittier Health Fac., Presbyterian Intercommunity
Hosp., 5.60%, 6/1/22                                   2,500         2,689

 Total California (Cost $234,406)                                    252,434

 PUERTO RICO 6.1%
 Children's Trust Fund, 5.75%, 7/1/09
 (Escrowed to Maturity)                                2,000         2,204

 Puerto Rico Electric Power Auth., 5.00%, 7/1/08       3,000         3,159

 Puerto Rico Ind., Tourist, Ed., Medical &
 Environmental Fac., Ascension Health
 6.375%, 11/15/15                                      500           572

 Puerto Rico Infrastucture Fin. Auth., 5.50%, 10/1/20
 (Escrowed to Maturity)                                2,000         2,227

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 1,000         1,105

 Puerto Rico Public Fin. Corp.
 5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          5,000         5,554

 5.50%, 8/1/29                                         380           408

 5.50%, 8/1/29 (Prerefunded 2/1/12+)                   1,120         1,270

 Total Puerto Rico (Cost $15,628)                                    16,499

 U. S. VIRGIN ISLANDS 1.0% Virgin Islands PFA
 5.00%, 10/1/11                                        1,000         1,076

 5.00%, 10/1/13                                        1,045         1,133

 Hovensa Refinery, 5.875%, 7/1/22 #                    500           541

 Total U. S. Virgin Islands (Cost $2,667)                            2,750

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (20)

 Total Futures Contracts                                             (20)

 Total Investments in Securities
 99.4% of Net Assets (Cost $252,701)                   $             271,663


 (1)     Denominated in U.S. dollars unless otherwise noted
 #       Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +       Used in determining portfolio maturity
 AMBAC   AMBAC Assurance Corp.
 CDA     Community Development Administration
 COP     Certificates of Participation
 EFA     Educational Facility Authority
 FGIC    Financial Guaranty Insurance Company
 FSA     Financial Security Assurance Inc.
 GO      General Obligation
 HFA     Health Facility Authority
 IDRB    Industrial Development Revenue Bond
 MBIA    MBIA Insurance Corp.
 PCR     Pollution Control Revenue
 PFA     Public Finance Authority
 TECP    Tax-Exempt Commercial Paper
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                       Contract    Unrealized
                                           Expiration   Value      Gain (Loss)
 Short, 45 U.S. Treasury ten year notes
 contracts, $50 par of 7.00% South Orange
 County PFA bonds pledged as
 initial margin                              9/05      $  (5,097)     $ (25)

 Net payments (receipts) of variation
 margin to date                                                          5

 Variation margin receivable (payable)
 on open futures contracts                                            $ (20)


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price California Tax-Free Bond Fund
Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and California state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade California municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $252,542,000. Net unrealized gain aggregated $19,115,000 at period-end, of which $19,165,000 related to appreciated investments and $50,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.



 T. Rowe Price California Tax-Free Money Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 CALIFORNIA 103.0%

 ABAG Fin. Auth. for Nonprofit Corp.
 Point Loma Nazarene Univ., VRDN (Currently 3.01%)     1,500         1,500

 San Francisco YMCA, VRDN (Currently 2.90%)            3,795         3,795

 The Urban School of San Francisco
 VRDN (Currently 2.95%)                                1,300         1,300

 Zoological Society of San Diego
 VRDN (Currently 2.91%)                                2,000         2,000

 California, GO
 VRDN (Currently 2.99%) (AMBAC Insured)                2,000         2,000

 RAN, 3.00%, 6/30/05                                   1,300         1,301

 Kindergarten Univ. Public B4, VRDN (Currently 2.83%)  600           600

 California
 Economic Recovery
 VRDN (Currently 2.89%) (XLCA Insured)                 4,000         4,000

 VRDN (Currently 2.98%) (FGIC Insured)                 1,200         1,200

 California Dept. of Water Resources
 TECP, 2.33%, 6/8/05                                   1,753         1,753

 TECP, 2.50%, 7/12/05                                  2,282         2,282

 Power Supply, VRDN (Currently 2.99%) (AMBAC Insured)  4,395         4,395

 California EFA, Univ. of San Francisco
 VRDN (Currently 2.94%)                                2,410         2,410

 California HFA
 Adventist Health System/West
 VRDN (Currently 2.93%) (MBIA Insured)                 1,850         1,850

 Northern California Presbyterian Homes & Services
 VRDN (Currently 2.90%)                                4,000         4,000

 California Housing Fin. Agency
 Home Mortgage Program
 VRDN (Currently 2.97%) #                              3,000         3,000

 VRDN (Currently 3.08%) #                              2,100         2,100

 California Infrastructure & Economic Dev. Bank
Salvation Army, West, TECP, 2.10%, 8/9/05              7,300         7,296

 California Statewide CDA, Kaiser Permanente
 VRDN (Currently 2.96%)                                2,300         2,300

 TECP, 2.08%, 7/20/05                                  1,000         1,000

 City of Newport Beach
 Hoag Memorial Presbyterian Hosp.
 VRDN (Currently 2.86%)                                1,450         1,450

 VRDN (Currently 2.89%)                                500           500

 VRDN (Currently 2.94%)                                1,000         1,000

 East Bay Municipal Utility Dist.
 5.00%, 6/1/05 (MBIA Insured)                          155           155

 TECP, 2.35%, 6/9/05                                   2,000         2,000

 TECP, 2.40%, 7/11/05                                  2,000         2,000

 TECP, 2.82%, 8/8/05                                   1,000         1,000

 Elsinore Valley Municipal Water Dist.
 VRDN (Currently 2.90%) (FGIC Insured)                 2,000         2,000

 Fresno, Trinity Health, VRDN (Currently 2.92%)        1,550         1,550

 Golden Gate Bridge Highway & Transportation Dist.
 TECP, 2.42%, 7/6/05                                   1,500         1,500

 Grand Terrace Community Redev. Agency
 Mount Vernon Villas Multi-Family
 VRDN (Currently 2.95%)                                2,520         2,520

 Long Beach Harbor
 VRDN (Currently 3.02%) #                              2,000         2,000

 TECP, 2.46%, 7/7/05 #                                 2,000         2,000

 TECP, 2.78%, 9/7/05 #                                 1,000         1,000

 TECP, 2.82%, 8/11/05 #                                1,000         1,000

 Los Angeles, GO, VRDN (Currently 2.98%) (FGIC Insured)1,060         1,060

 Los Angeles Community Redev. Agency
 Lard Security Building, VRDN (Currently 2.95%) #      2,000         2,000

 Promenade Towers, Multi-Family
 VRDN (Currently 2.91%)                                2,150         2,150

 Los Angeles County, GO, 3.00%, 6/30/05                1,000         1,001

 Los Angeles Unified School Dist., GO
 VRDN (Currently 2.98%) (FSA Insured)                  2,000         2,000

 VRDN (Currently 2.99%) (FGIC Insured)                 2,655         2,655

 Metropolitan Water Dist. of Southern California
 VRDN (Currently 2.90%)                                2,000         2,000

 VRDN (Currently 2.93%)                                2,750         2,750

 Oakland Joint Powers Fin. Auth.
 VRDN (Currently 2.92%)(FSA Insured)                   1,100         1,100

 Orange County Sanitation Dist., VRDN (Currently 2.90%)
 (AMBAC Insured)                                       2,000         2,000

 Port of Oakland, VRDN (Currently 3.02%)
 (FGIC Insured) #                                      2,000         2,000

 Sacramento Cogeneration Auth., 6.50%, 7/1/21
 (Prerefunded 7/1/05+)                                 750           767

 Sacramento County Housing Auth.
 Seasons at Winter
 VRDN (Currently 2.90%)                                1,000         1,000

 VRDN (Currently 2.93%) #                              5,000         5,000

 San Francisco City & County, GO, 3.00%, 6/15/05       1,000         1,000

 San Francisco City & County Fin. Corp., Moscone
 Center Expansion, VRDN (Currently 2.90%)
 (AMBAC Insured)                                       1,200         1,200

 Santa Maria Joint Union High School Dist.
 VRDN (Currently 2.91%)                                1,385         1,385

 Univ. of California Regents
 3.00%, 9/1/05 (FSA Insured)                           2,885         2,898

 VRDN (Currently 2.98%) (MBIA Insured)                 1,700         1,700

 TECP, 2.70%, 9/8/05                                   1,000         1,000

 TECP, 2.80%, 8/9/05                                   1,550         1,550

 Total California (Cost $109,974)                                    109,973

 PUERTO RICO 0.4%
 Puerto Rico Municipal Finance Agency, GO, 5.00%
 8/1/05 (FSA Insured)                                  385           386

 Total Puerto Rico (Cost $386)                                       386

 Total Investments in Securities
 103.4% of Net Assets (Cost $110,360)                  $             110,359


 (1)     Denominated in U.S. dollars unless otherwise noted
 #       Interest subject to alternative minimum tax
 +       Used in determining portfolio maturity
 AMBAC   AMBAC Assurance Corp.
 CDA     Community Development Administration
 EFA     Educational Facility Authority
 FGIC    Financial Guaranty Insurance Company
 FSA     Financial Security Assurance Inc.
 GO      General Obligation
 HFA     Health Facility Authority
 MBIA    MBIA Insurance Corp.
 RAN     Revenue Anticipation Note
 TECP    Tax-Exempt Commercial Paper
 VRDN    Variable-Rate Demand Note; rate shown is effective rate at period-end
 XLCA    XL Capital Assurance Inc.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price California Tax-Free Money Fund
Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At May 31, 2005, the cost of investments for federal income tax purposes was $110,359,000. Net unrealized loss aggregated $1,000 at period-end, of which $0 related to appreciated investments and $1,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     July 22, 2005

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